GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 233,401	$ 398,484	$ 226,191	$ 425,849
Receivables, net	1,166,787	942,508
Inventories	742,634	658,510
Current assets - other	122,291	868,129
Total current assets	2,265,113	2,867,631
Property, plant and equipment	573,972	518,376	353,193
Goodwill	2,460,103	2,078,765
Investment in subsidiaries	0	0
Other intangibles, net	1,204,432	1,053,860
Other noncurrent assets	76,360	62,386
Total Assets	6,579,980	6,581,018	3,229,513
Current liabilities	1,573,330	1,446,639
Inter-company	0	0
Long-term debt	1,823,303	1,762,967
Long-term liabilities - other	354,815	394,587
Total liabilities	3,751,448	3,604,193
Total Westinghouse Air Brake Technologies Corporation shareholders' equity	2,808,868	2,205,977
Noncontrolling interest	19,664	770,848
Total equity	2,828,532	2,976,825	1,701,339	1,808,974
Total Liabilities and Equity	6,579,980	6,581,018
Elimination
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Receivables, net	0	0
Inventories	0	0
Current assets - other	0	0
Total current assets	0	0
Property, plant and equipment	0	0
Goodwill	0	0
Investment in subsidiaries	(9,087,596)	(6,713,763)
Other intangibles, net	0	0
Other noncurrent assets	0	0
Total Assets	(9,087,596)	(6,713,763)
Current liabilities	0	0
Inter-company	0	0
Long-term debt	0	0
Long-term liabilities - other	0	0
Total liabilities	0	0
Total Westinghouse Air Brake Technologies Corporation shareholders' equity	(9,087,596)	(6,713,763)
Noncontrolling interest	0	0
Total equity	(9,087,596)	(6,713,763)
Total Liabilities and Equity	(9,087,596)	(6,713,763)
Parent
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	933	2,522	0	146,806
Receivables, net	77,046	79,041
Inventories	120,937	120,042
Current assets - other	1,142	52,576
Total current assets	200,058	254,181
Property, plant and equipment	52,532	49,031
Goodwill	25,274	25,275
Investment in subsidiaries	6,517,205	5,388,613
Other intangibles, net	30,575	31,897
Other noncurrent assets	17,414	9,592
Total Assets	6,843,058	5,758,589
Current liabilities	196,827	194,983
Inter-company	2,121,546	1,562,399
Long-term debt	1,661,771	1,761,933
Long-term liabilities - other	54,046	33,298
Total liabilities	4,034,190	3,552,613
Total Westinghouse Air Brake Technologies Corporation shareholders' equity	2,808,868	2,205,976
Noncontrolling interest	0	0
Total equity	2,808,868	2,205,976
Total Liabilities and Equity	6,843,058	5,758,589
Guarantors
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	4,802	9,496	13,157	13,297
Receivables, net	237,360	202,779
Inventories	137,972	128,076
Current assets - other	4,507	(17,844)
Total current assets	384,641	322,507
Property, plant and equipment	136,382	126,661
Goodwill	546,527	477,472
Investment in subsidiaries	2,570,391	1,325,150
Other intangibles, net	251,347	204,512
Other noncurrent assets	295	(1,914)
Total Assets	3,889,583	2,454,388
Current liabilities	217,176	196,956
Inter-company	(2,026,634)	(1,848,777)
Long-term debt	14	58
Long-term liabilities - other	67,824	74,977
Total liabilities	(1,741,620)	(1,576,786)
Total Westinghouse Air Brake Technologies Corporation shareholders' equity	5,632,665	4,032,250
Noncontrolling interest	(1,462)	(1,076)
Total equity	5,631,203	4,031,174
Total Liabilities and Equity	3,889,583	2,454,388
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	227,666	386,466	$ 213,034	$ 265,746
Receivables, net	852,381	660,688
Inventories	483,725	410,392
Current assets - other	116,642	833,397
Total current assets	1,680,414	2,290,943
Property, plant and equipment	385,058	342,684
Goodwill	1,888,302	1,576,018
Investment in subsidiaries	0	0
Other intangibles, net	922,510	817,451
Other noncurrent assets	58,651	54,708
Total Assets	4,934,935	5,081,804
Current liabilities	1,159,327	1,054,700
Inter-company	(94,912)	286,378
Long-term debt	161,518	976
Long-term liabilities - other	232,945	286,312
Total liabilities	1,458,878	1,628,366
Total Westinghouse Air Brake Technologies Corporation shareholders' equity	3,454,931	2,681,514
Noncontrolling interest	21,126	771,924
Total equity	3,476,057	3,453,438
Total Liabilities and Equity	$ 4,934,935	$ 5,081,804